Palmer Square Absolute Return Fund
A series of the Investment Managers Series Trust

Supplement dated October 17, 2011, to the
Summary Prospectus dated May 18, 2011, and the Prospectus dated May 16, 2011

Addition of Sub-Advisors

The section titled “Sub-Advisors” on page 5 of the Summary Prospectus and page 7 of the Prospectus is supplemented by adding the following:

Effective October 12, 2011, Coe Capital Management, LLC, Fountain Capital Management, LLC, and Mesirow Financial Investment Management, Inc. serve as sub-advisors to the Fund.

The section titled “Portfolio Managers” on page 5 of the Summary Prospectus and page 7 of the Prospectus is supplemented by adding the following under “Sub-Advisor”:

Sub-Advisor	Portfolio Manager	Managed the Fund Since:
Coe Capital Management, LLC	Mark D. Coe, CFA, CPA	October 12, 2011
Fountain Capital Management, LLC	Douglas Campbell, CFA, CPA Gregory Murphy, CFA, CPA Paul Carey, CFA Erin Carney, CFA Adam Peltzer, CFA, CPA	October 12, 2011 October 12, 2011 October 12, 2011 October 12, 2011 October 12, 2011
Mesirow Financial Investment Management, Inc.	Gary Klopfenstein Fred Stambaugh Michael Miranda, CFA	October 12, 2011 October 12, 2011 October 12, 2011

The section titled “Principal Investment Strategies” on page 3 of the Summary Prospectus and page 4 of the Prospectus is supplemented by adding the following to the “Opportunistic/Global Macro Investing” paragraph:

As part of the broader global macro strategy, the Fund may use currency strategies to generate alpha.  The Fund’s currency strategies employ long and short positions in investments in currency markets around the world and may include one or a combination of options, futures, forwards or spot contracts on foreign currencies.  The Sub-Advisor utilizing this strategy applies a systematic, quantitative process to determine how the Fund invests in individual currency contracts.

The “Currency Risk” paragraph under the section titled “Principal Risks” on page 13 of the Prospectus is replaced by the following:

•
Currency Risk.  The Fund’s investments in securities that are denominated in foreign currencies are subject to the risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.  In addition, currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies in which the  Fund is invested or exposed.  Credit risk results because a currency‐trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

The section titled “The Sub-Advisors” on page 21 of the Prospectus is supplemented by:

a.	adding the following:

Sub-Advisor	Investment Strategy
Coe Capital Management, LLC 9 Parkway North, Suite 325 Deerfield, IL 60015	Long/Short Equity
Fountain Capital Management, L.L.C. 11551 Ash Street Leawood, KS 66211	High-Yield Credit
Mesirow Financial Investment Management, Inc. 353 North Clark Street Chicago, IL 60654	Global Currency Alpha

Coe Capital Management, LLC, founded in 1999, is a registered investment advisor and provides investment advisory services to private investment funds, mutual funds, high-net worth individuals and family trusts.

Fountain Capital Management, LLC, founded in 1990, is a registered investment advisor and provides investment advisory services to private investment funds.  The Fund is the first registered investment company for which the Sub-Advisor provides investment advisory services.

Mesirow Financial Investment Management, Inc., founded in 1937, is a registered investment advisor and provides financial services to institutions, public sector entities, corporations, and high-net worth individuals.  The Fund is the first registered investment company for which the Sub-Advisor provides investment advisory services.

b.	replacing the last paragraph on page 22 with the following:

Pursuant to an exemptive order from the SEC, the Advisor, subject to Board approval, is permitted to enter into new or materially amend sub-advisory agreements with existing or new unaffiliated sub-advisors for the Fund without approval of Fund shareholders (“Exemptive Relief”). Pursuant to the Exemptive Relief, the Fund is required to notify shareholders of the retention of a new Sub-Advisor within 90 days of the hiring of the new Sub-Advisor. In the future, the Advisor may propose to appoint or replace one or more unaffiliated Sub-Advisors subject to Board approval and applicable shareholder notice requirements.

The section titled “Portfolio Managers” on page 23 of the Prospectus is supplemented by adding the following under “Sub-Advisors”:

Coe Capital Management, LLC

Mark D. Coe, CFA, CPA.  Mr. Coe is the founder and has been Chief Investment Officer of the firm since 1999.

Fountain Capital Management, LLC

Douglas E. Campbell, CFA, CPA.  Mr. Campbell is a founding partner and has been Chief Executive Office of the firm since 1990.

Gregory D. Murphy, CFA, CPA.  Mr. Murphy is a Partner and has been a Portfolio Manager of the firm since 1990.

Paul I. Carey, CFA.  Mr. Carey is a Partner and has been a Portfolio Manager of the firm since 2002.

Erin Carney, CFA.  Mr. Carney is a Partner and has been a Portfolio Manager of the firm since 2004.

Adam Peltzer, CFA, CPA.  Mr. Peltzer is a Partner and has been a Portfolio Manager of the firm since 2006.

Mesirow Financial Investment Management, Inc.

Gary Klopfenstein.  Mr. Klopfenstein has been a Senior Managing Director of the firm since 2005.  He also serves as Chief Investment Officer of the Mesirow Financial Currency Management division since 2005 and a member of the firm’s Executive Committee.

Fred Stambaugh.  Mr. Stambaugh has been a Managing Director and Head of Portfolio Management of the firm since 2004.

Michael Miranda, CFA.  Mr. Miranda has been a Senior Vice President and a Portfolio Manager of the firm since 2010.  Prior to joining the firm, Mr. Miranda was Vice President and a Portfolio Manager at Calamos Investments from 2009 to 2007 and a Senior Portfolio Manager at Northern Trust from 2007 to 2000.

Please file this Prospectus Supplement with your records.

Palmer Square Absolute Return Fund
A series of the Investment Managers Series Trust

Supplement dated October 17, 2011, to the
Statement of Additional Information (“SAI”) dated May 16, 2011

The last sentence of the “Foreign Currency Transactions” paragraph on page B-6 of the SAI is hereby deleted.

The section titled “Sub-Advisors” on page B-43 of the SAI is supplemented by adding the following:

Effective October 12, 2011, the Advisor, on behalf of the Fund, has entered into a sub-advisory agreement with the following Sub-Advisors with respect to the Fund: Coe Capital Management, LLC (“Coe”), Fountain Capital Management, LLC (“Fountain”), and Mesirow Financial Investment Management, Inc. (“Mesirow”).

The section titled “Portfolio Managers” on page B-44 of the SAI is supplemented by adding the following:

Sub-Advisors

Coe (information as of September 30, 2011)

			With Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Mark D. Coe
Registered Investment Companies:	2	$24 million	0	$0
Other pooled investment vehicles:	5	$165 million	5	$165 million
Other accounts:	2	$100 million	0	$0

Fountain (information as of September 30, 2011)
The portfolio managers jointly manage other accounts.  Information on these other accounts is as follows:

			With Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Douglas Campbell, Gregory Murphy, Paul Carey, Erin Carney, and Adam Peltzer
Registered Investment Companies:	0	$0	0	$0
Other pooled investment vehicles:	2	$50 million	0	$0
Other accounts:	9	$1.05 billion	0	$0

Mesirow (information as of September 30, 2011)
The portfolio managers jointly manage other accounts.  Information on these other accounts is as follows:

			With Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Gary Klopfenstein, Fred Stambaugh, and Michael Miranda
Registered Investment Companies:	0	$0	0	$0
Other pooled investment vehicles:	0	$0	0	$0
Other accounts:	60	$33.43 billion	11	$3.93 billion

The section titled “Compensation of Portfolio Managers” on page B-46 of the SAI is supplemented by adding the following:

Sub-Advisors

Coe

The portfolio manager receives a fixed base salary and also participates in a discretionary bonus pool based on individual and firm performance that is determined annually.

Fountain

The portfolio managers receive a fixed base salary and ownership distributions.

Mesirow

The portfolio managers’ compensation includes a fixed base salary and a discretionary bonus that is allocated among members of  the Mesirow Financial Currency Management Group.

Please file this SAI Supplement with your records.